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                              [LETTERHEAD]





                                                              February 24, 1997


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

           Re:  Value Line Intermediate Bond Fund, Inc.
                File #33-44133; #811-6482
                Rule 497(j)
                ---------------------------------------

Dear Sir/Madam:

     On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent post-effective amendment to its registration statement that was filed electronically via Edgar with the Securities and Exchange Commission.

                                                     Very truly yours,

                                                     /s/ Peter D. Lowenstein

                                                     Peter D. Lowenstein
                                                     Legal Counsel


PDL:psp